Provisions for risks and charges - Schedule of Movement of the Provision for Risks and Charges (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning balance	€ 40,342
Current	23,098	€ 16,792
Non-current	20,697	23,550
Provisions	6,616
Additions related to new leases	10,613
Releases	(2,078)
Utilizations	(9,807)
Exchange differences	(2,569)
Business Combination	31
Financial charges	394
Reclassifications and other	253
Ending balance	43,795
Legal and fiscal risks
Disclosure of other provisions [line items]
Beginning balance	702
Current	552	650
Non-current	97	52
Provisions	96
Additions related to new leases	0
Releases	(43)
Utilizations	(7)
Exchange differences	(81)
Business Combination	0
Financial charges	0
Reclassifications and other	(18)
Ending balance	649
Leased store restoration
Disclosure of other provisions [line items]
Beginning balance	18,576
Current	5,709	2,096
Non-current	17,949	16,480
Provisions	347
Additions related to new leases	10,613
Releases	0
Utilizations	(4,846)
Exchange differences	(1,457)
Business Combination	31
Financial charges	394
Reclassifications and other	0
Ending balance	23,658
Refund liability returns
Disclosure of other provisions [line items]
Beginning balance	14,046
Current	14,180	14,046
Non-current	0	0
Provisions	5,981
Additions related to new leases	0
Releases	(491)
Utilizations	(4,587)
Exchange differences	(830)
Business Combination	0
Financial charges	0
Reclassifications and other	61
Ending balance	14,180
Other provisions
Disclosure of other provisions [line items]
Beginning balance	7,018
Current	2,657	0
Non-current	2,651	€ 7,018
Provisions	192
Additions related to new leases	0
Releases	(1,544)
Utilizations	(367)
Exchange differences	(201)
Business Combination	0
Financial charges	0
Reclassifications and other	210
Ending balance	€ 5,308